Annual Total Returns	0 Months Ended
Aug. 01, 2012
(Columbia Short Term Bond Fund - ABCIRR4W) | (Columbia Short Term Bond Fund) | Class A Shares
Bar Chart Table:
Annual Return 2002	5.14%
Annual Return 2003	1.86%
Annual Return 2004	1.03%
Annual Return 2005	1.74%
Annual Return 2006	4.24%
Annual Return 2007	5.30%
Annual Return 2008	(0.58%)
Annual Return 2009	9.19%
Annual Return 2010	3.30%
Annual Return 2011	1.32%
(Columbia Short Term Bond Fund - Y) | (Columbia Short Term Bond Fund) | Class Y Shares
Bar Chart Table:
Annual Return 2002	5.31%
Annual Return 2003	2.12%
Annual Return 2004	1.39%
Annual Return 2005	1.89%
Annual Return 2006	4.50%
Annual Return 2007	5.56%
Annual Return 2008	(0.34%)
Annual Return 2009	9.48%
Annual Return 2010	3.57%
Annual Return 2011	1.65%
(Columbia Short Term Bond Fund - Z) | (Columbia Short Term Bond Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	5.31%
Annual Return 2003	2.12%
Annual Return 2004	1.39%
Annual Return 2005	1.89%
Annual Return 2006	4.50%
Annual Return 2007	5.56%
Annual Return 2008	(0.34%)
Annual Return 2009	9.59%
Annual Return 2010	3.56%
Annual Return 2011	1.47%
(Columbia Short Term Municipal Bond Fund - ABC) | (Columbia Short Term Municipal Bond Fund) | Class A Shares
Bar Chart Table:
Annual Return 2002	4.55%
Annual Return 2003	2.12%
Annual Return 2004	1.05%
Annual Return 2005	1.10%
Annual Return 2006	2.86%
Annual Return 2007	3.99%
Annual Return 2008	3.79%
Annual Return 2009	4.11%
Annual Return 2010	0.66%
Annual Return 2011	2.05%
(Columbia Short Term Municipal Bond Fund - Z) | (Columbia Short Term Municipal Bond Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	4.81%
Annual Return 2003	2.37%
Annual Return 2004	1.30%
Annual Return 2005	1.35%
Annual Return 2006	3.12%
Annual Return 2007	4.25%
Annual Return 2008	4.05%
Annual Return 2009	4.37%
Annual Return 2010	1.00%
Annual Return 2011	2.21%
(Columbia CA Intermediate Municipal Bond Fund - ABC) | (Columbia California Intermediate Municipal Bond Fund) | Class A Shares
Bar Chart Table:
Annual Return 2003	3.15%
Annual Return 2004	2.33%
Annual Return 2005	1.47%
Annual Return 2006	4.21%
Annual Return 2007	2.73%
Annual Return 2008	(1.02%)
Annual Return 2009	9.33%
Annual Return 2010	2.99%
Annual Return 2011	10.20%
(Columbia CA Intermediate Municipal Bond Fund - Z) | (Columbia California Intermediate Municipal Bond Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2003	3.52%
Annual Return 2004	2.48%
Annual Return 2005	1.83%
Annual Return 2006	4.36%
Annual Return 2007	3.09%
Annual Return 2008	(0.77%)
Annual Return 2009	9.50%
Annual Return 2010	3.24%
Annual Return 2011	10.49%
(Columbia GA Intermediate Municipal Bond Fund - ABC) | (Columbia Georgia Intermediate Municipal Bond Fund) | Class A Shares
Bar Chart Table:
Annual Return 2002	6.03%
Annual Return 2003	4.09%
Annual Return 2004	2.88%
Annual Return 2005	1.60%
Annual Return 2006	3.52%
Annual Return 2007	3.05%
Annual Return 2008	(1.87%)
Annual Return 2009	10.13%
Annual Return 2010	2.61%
Annual Return 2011	8.93%
(Columbia GA Intermediate Municipal Bond Fund - Z) | (Columbia Georgia Intermediate Municipal Bond Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	6.29%
Annual Return 2003	4.35%
Annual Return 2004	3.13%
Annual Return 2005	1.85%
Annual Return 2006	3.78%
Annual Return 2007	3.31%
Annual Return 2008	(1.62%)
Annual Return 2009	10.41%
Annual Return 2010	2.86%
Annual Return 2011	9.17%
(Columbia MD Intermediate Municipal Bond Fund - ABC) | (Columbia Maryland Intermediate Municipal Bond Fund) | Class A Shares
Bar Chart Table:
Annual Return 2002	7.48%
Annual Return 2003	3.33%
Annual Return 2004	1.49%
Annual Return 2005	0.89%
Annual Return 2006	3.51%
Annual Return 2007	2.75%
Annual Return 2008	(3.26%)
Annual Return 2009	11.15%
Annual Return 2010	2.12%
Annual Return 2011	8.66%
(Columbia MD Intermediate Municipal Bond Fund - Z) | (Columbia Maryland Intermediate Municipal Bond Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	7.74%
Annual Return 2003	3.59%
Annual Return 2004	1.74%
Annual Return 2005	1.14%
Annual Return 2006	3.77%
Annual Return 2007	3.00%
Annual Return 2008	(3.02%)
Annual Return 2009	11.53%
Annual Return 2010	2.38%
Annual Return 2011	8.82%
(Columbia NC Intermediate Municipal Bond Fund - ABC) | (Columbia North Carolina Intermediate Municipal Bond Fund) | Class A Shares
Bar Chart Table:
Annual Return 2002	7.86%
Annual Return 2003	3.81%
Annual Return 2004	2.91%
Annual Return 2005	1.59%
Annual Return 2006	3.48%
Annual Return 2007	2.43%
Annual Return 2008	(3.59%)
Annual Return 2009	10.85%
Annual Return 2010	2.32%
Annual Return 2011	9.46%
(Columbia NC Intermediate Municipal Bond Fund - Z) | (Columbia North Carolina Intermediate Municipal Bond Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	8.13%
Annual Return 2003	4.07%
Annual Return 2004	3.07%
Annual Return 2005	1.84%
Annual Return 2006	3.84%
Annual Return 2007	2.69%
Annual Return 2008	(3.35%)
Annual Return 2009	11.01%
Annual Return 2010	2.57%
Annual Return 2011	9.74%
(Columbia SC Intermediate Municipal Bond Fund - ABC) | (Columbia South Carolina Intermediate Municipal Bond Fund) | Class A Shares
Bar Chart Table:
Annual Return 2002	6.59%
Annual Return 2003	5.01%
Annual Return 2004	3.06%
Annual Return 2005	1.79%
Annual Return 2006	3.61%
Annual Return 2007	2.80%
Annual Return 2008	(1.81%)
Annual Return 2009	9.74%
Annual Return 2010	2.72%
Annual Return 2011	8.79%
(Columbia SC Intermediate Municipal Bond Fund - Z) | (Columbia South Carolina Intermediate Municipal Bond Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	6.85%
Annual Return 2003	5.27%
Annual Return 2004	3.31%
Annual Return 2005	2.14%
Annual Return 2006	3.87%
Annual Return 2007	2.96%
Annual Return 2008	(1.57%)
Annual Return 2009	10.01%
Annual Return 2010	3.08%
Annual Return 2011	8.93%
(Columbia VA Intermediate Municipal Bond Fund - ABC) | (Columbia Virginia Intermediate Municipal Bond Fund) | Class A Shares
Bar Chart Table:
Annual Return 2002	7.52%
Annual Return 2003	4.00%
Annual Return 2004	2.75%
Annual Return 2005	1.25%
Annual Return 2006	3.67%
Annual Return 2007	3.44%
Annual Return 2008	(0.53%)
Annual Return 2009	9.83%
Annual Return 2010	2.27%
Annual Return 2011	8.28%
(Columbia VA Intermediate Municipal Bond Fund - Z) | (Columbia Virginia Intermediate Municipal Bond Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	7.79%
Annual Return 2003	4.25%
Annual Return 2004	3.01%
Annual Return 2005	1.50%
Annual Return 2006	3.93%
Annual Return 2007	3.70%
Annual Return 2008	(0.28%)
Annual Return 2009	10.11%
Annual Return 2010	2.53%
Annual Return 2011	8.45%
(Corporate Bond Portfolio - Shares) | (Corporate Bond Portfolio) | Shares
Bar Chart Table:
Annual Return 2003	6.81%
Annual Return 2004	5.32%
Annual Return 2005	2.39%
Annual Return 2006	4.60%
Annual Return 2007	2.58%
Annual Return 2008	(4.32%)
Annual Return 2009	23.07%
Annual Return 2010	9.76%
Annual Return 2011	8.77%
(Mortgage- and Asset-Backed Portfolio - Shares) | (Mortgage- and Asset-Backed Portfolio) | Shares
Bar Chart Table:
Annual Return 2003	2.64%
Annual Return 2004	4.55%
Annual Return 2005	2.64%
Annual Return 2006	5.55%
Annual Return 2007	2.34%
Annual Return 2008	(4.19%)
Annual Return 2009	8.53%
Annual Return 2010	6.67%
Annual Return 2011	5.70%